Pension and other post-retirement benefits (Details 11) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
OCI, before Reclassifications, Net of Tax, Attributable to Parent	SFr (37)	SFr (170)	SFr 12
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
OCI, before Reclassifications, Net of Tax, Attributable to Parent	SFr 0	SFr (4)	SFr 4